Summary of significant accounting policies - Intangible assets, net (Details)	Dec. 31, 2025
Trademarks
Intangible assets, net
Estimated useful lives of intangible assets	10 years
Patent right
Intangible assets, net
Estimated useful lives of intangible assets	10 years
Software | Minimum
Intangible assets, net
Estimated useful lives of intangible assets	3 years
Software | Maximum
Intangible assets, net
Estimated useful lives of intangible assets	8 years
Customer relationship
Intangible assets, net
Estimated useful lives of intangible assets	10 years